Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	14,681,987
Granted (shares) | shares	6,781,743
Vested (shares) | shares	(5,481,015)
Forfeited (shares) | shares	(896,580)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	15,086,135
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 45.55
Granted (usd per share) | $ / shares	58.75
Vested (usd per share) | $ / shares	47.73
Forfeited (usd per share) | $ / shares	50.76
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 50.38